Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
REVENUES:
Revenues	$ 619	$ 14,237
EXPENSES:
Voyage expenses	11	393
Vessel operating expenses	30	41
Vessel depreciation (Note 8)	39	4,043
Management fees-related parties (Note 1 and 5)	43	302
Other operational income (Note 13)	(361)
General and administrative expenses	535	1,085
Operating income	322	8,373
OTHER INCOME (EXPENSES):
Interest and finance costs (Note 9 and 15)	(101)	(4,039)
Net loss on financial instruments (Note 17)	(680)	(60)
Interest income	49	54
Other, net	(5)	158
Total other expenses, net	(737)	(3,887)
Net income / loss and comprehensive income / loss	$ (415)	$ 4,486
Earnings per common share, basic and diluted (Note 14) (in Dollars per share)	$ (0.06)	$ 1.84
Weighted average common shares outstanding, basic (Note 14) (in Shares)	6,867,971	2,432,907
Weighted average common shares outstanding, diluted (Note 14) (in Shares)	6,867,971	2,433,978